Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Apr. 26, 2018	Jun. 30, 2017	May 31, 2017	May 31, 2016	Jan. 29, 2016	May 31, 2015	Mar. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	May 31, 2014
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	$ 330,280	$ 257,656	$ 250,341	$ 251,093	$ 178,945	$ 158,587	$ 152,806			$ 133,591	$ 113,725		$ 111,806				$ 100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	219,800	171,469	166,601	167,102	119,088	105,539	101,692	$ 100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Account Value	182,256	156,117	158,342	180,770	126,611	131,112	139,868			127,533	107,857	$ 100,000
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Account Value	148,381	127,101	128,912	147,171	103,078	106,743	113,871			103,829	87,810		99,100				100,000
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Account Value	148,381	127,101	128,912	147,171	103,078	106,743	113,871			103,829	87,810		99,100				100,000
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Account Value	142,467	122,035	123,774	141,305	98,970	102,489	109,333		$ 100,000
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Account Value	155,581	133,267	135,167	154,312	108,080	111,922	119,396			108,867	92,071		103,908		$ 100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Account Value	96,405	95,666	100,151	115,396	110,462	104,610	101,474			99,756	98,996		93,995				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,517	112,054	114,508	124,766	125,273	114,493	107,606			108,010	106,332		103,240			$ 100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	109,296	107,887	110,250	120,127	120,615	110,236	103,605			103,994	102,378		99,401	$ 100,000
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Account Value	330,280	257,656	250,341	251,093	178,945	158,587	152,806			133,591	113,725		111,806				100,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Account Value	113,291	111,831	114,279	124,517	125,023	114,265	107,391			107,795	106,120		103,034				100,000
Russell 1000 Index (USD)
Account Value [Line Items]
Account Value	321,781	251,377	245,371	252,200	176,782	157,087	151,823			132,486	112,776		111,908				100,000
Russell 1000 Index (USD)
Account Value [Line Items]
Account Value	321,781	251,377	245,371	252,200	176,782	157,087	151,823			132,486	112,776		111,908				100,000
Russell Small Cap Completeness Index (USD)
Account Value [Line Items]
Account Value	236,824	190,228	196,347	242,218	148,762	143,278	148,351			125,160	105,125		111,557				100,000
Russell 2000 Index (USD)
Account Value [Line Items]
Account Value	209,178	174,148	182,697	219,892	133,621	138,379	152,140			125,981	104,669		111,318				100,000
Russell 2000 Index (USD)
Account Value [Line Items]
Account Value	209,178	174,148	182,697	219,892	133,621	138,379	152,140			125,981	104,669		111,318				100,000
Russell 2500 Index (USD)
Account Value [Line Items]
Account Value	229,368	188,465	199,088	225,262	140,392	141,527	147,867			125,001	106,955		111,760				100,000
Russell 3000 Index (USD)
Account Value [Line Items]
Account Value	210,440	164,944	161,654	167,837	116,625	104,631	102,083	$ 100,000
Russell 3000 Index (USD)
Account Value [Line Items]
Account Value	312,954	245,294	240,403	249,598	173,438	155,601	151,812			131,940	112,107		111,857				100,000
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Account Value [Line Items]
Account Value	262,730	221,303	225,524	220,651	174,693	167,286	150,387			138,365	121,231		113,112				100,000
MSCI World Index (Net) (USD)
Account Value [Line Items]
Account Value	255,596	204,608	200,456	210,598	149,758	140,229	140,637			126,055	108,273	100,000
MSCI World Minimum Volatility Index (Net) (USD)
Account Value [Line Items]
Account Value	183,107	164,694	166,284	168,375	143,914	138,924	126,940			119,968	108,755	$ 100,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Account Value	190,889	154,496	153,193	164,339	115,858	109,891	111,330		$ 100,000
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)
Account Value [Line Items]
Account Value	129,173	114,916	125,588	156,466	103,803	108,699	118,832			104,381	82,134		99,476		$ 100,000
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Account Value	117,835	111,704	108,325	108,257	107,955	105,503	102,889			101,446	100,614		100,238				100,000
ICE BofA US High Yield Constrained Index (USD)
Account Value [Line Items]
Account Value	150,832	135,661	135,890	143,049	124,250	123,875	117,568			114,933	100,957		101,857				100,000
70/30 Bloomberg Long Credit & Bloomberg Long Govt
Account Value [Line Items]
Account Value	120,121	120,353	127,486	149,593	152,594	128,654	117,062			116,272	112,031		105,570				100,000
Bloomberg Long A+ U.S. Credit Index (USD)
Account Value [Line Items]
Account Value	122,621	121,338	127,965	150,609	150,557	129,055	118,027			117,241	112,946		104,753				100,000
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Account Value [Line Items]
Account Value	115,331	109,709	107,882	108,562	108,284	104,998	102,319			101,281	100,638		100,226				100,000
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Account Value	110,435	102,240	101,426	120,528	110,228	108,828	104,740			104,435	94,083		94,212				100,000
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Account Value	120,802	115,943	118,365	115,875	107,944	104,249	101,386			100,860	99,044		98,377				100,000
ICE BofA 1-3 Year US Treasury Index (USD)
Account Value [Line Items]
Account Value	111,397	107,707	107,671	110,869	110,589	105,747	102,229			102,245	101,665		100,929			$ 100,000
Bloomberg A+ U.S. Credit Index (USD)
Account Value [Line Items]
Account Value	115,150	111,830	113,898	125,833	124,557	112,691	105,356			105,487	103,099		98,859	$ 100,000
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Account Value	120,802	115,943	118,365	115,875	107,944	104,249	101,386			100,860	99,044		98,377				100,000
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Account Value	$ 128,877	$ 119,433	$ 126,828	$ 116,127	$ 98,783	$ 98,494	$ 98,610			$ 94,878	$ 92,866		$ 94,478				$ 100,000